Equity (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Share Capital

Issued shares

	2021	2020
	Number of shares	Number of shares
Preferred shares A	—	5,242,850
Preferred shares B	—	7,650,147
Preferred shares C	—	5,826,279
Ordinary shares	33,151,881	4,850,000
	33,151,881	23,569,276